Other Payables	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Payables
18. Other Payables
Other payables as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Accounts payable	￦	1,423,402	1,174,097
Accrued expenses		981,609	1,046,891
Dividend payable		4,371	3,261
Lease liabilities		149,384	163,952
Withholdings		307,102	349,277

	￦	2,865,868	2,737,478

Non-current
Accounts payable	￦	15,713	14,143
Accrued expenses		8,102	8,073
Lease liabilities		674,098	760,368
Long-term withholdings		92,489	90,981

	￦	790,402	873,565